ABRDN FUNDS

abrdn Focused U.S. Small Cap Equity Fund

abrdn U.S. Small Cap Equity Fund

abrdn China A Share Equity Fund

abrdn Emerging Markets ex-China Fund

abrdn Emerging Markets Fund

abrdn Infrastructure Debt Fund

abrdn International Small Cap Fund

abrdn Intermediate Municipal Income Fund

abrdn U.S. Sustainable Leaders Fund

abrdn Dynamic Dividend Fund

abrdn Global Infrastructure Fund

abrdn Short Duration High Yield Municipal Fund

abrdn Realty Income & Growth Fund

abrdn Ultra Short Municipal Income Fund

abrdn Emerging Markets Dividend Fund

abrdn Global Equity Impact Fund

abrdn High Income Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 2, 2024 to the Funds’ Statement of Additional Information (“SAI”) dated February 29, 2024, as supplemented to date

Mr. Stephen Bird, the former CEO of abrdn plc., has resigned as an interested Trustee from the Board of Trustees of abrdn Funds effective June 30, 2024. All references to Stephen Bird in the SAI are hereby deleted.

Effective June 30, 2024, the following replaces the table in the section entitled “BOARD OF TRUSTEES AND OFFICERS OF THE TRUST” starting on page 82 of the Funds’ SAI:

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST (“INDEPENDENT TRUSTEES”)
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
Radhika Ajmera**** Year of Birth: 1964	Trustee since February 2020	Ms. Ajmera was appointed Chair of abrdn Japan Equity Fund Inc in 2017, having served as a director since 2014. She has been an independent nonexecutive director of abrdn Asia-Pacific Income Fund VCC since 2015. She is also an independent non-executive director of abrdn Funds since 2020 and abrdn Global Income Fund Inc, abrdn Asia-Pacific Income Fund Inc and abrdn Australia Equity Fund Inc since 2021. She has over 20 years’ experience in fund management, predominantly in emerging markets. She has also held a number of UK closed end fund non-executive directorships. Ms. Ajmera is a graduate of the London School of Economics.	5 RICs consisting of 22 Portfolios	None.

P. Gerald Malone**** Year of Birth: 1950	Trustee since December 2007 Chairman of the Board	Mr. Malone is, by profession, a lawyer of over 40 years. Currently, he is a nonexecutive director of a number of U.S. companies, including Medality Medical (medical technology company) since 2018. He is also Chairman of many of the open and closed end funds in the Fund Complex. He previously served as a non-executive director of U.S. healthcare company Bionik Laboratories Corp. (2018 - July 2022), as Independent Chairman of UK companies Crescent OTC Ltd (pharmaceutical services) until February 2018; and fluidOil Ltd. (oil services) until June 2018; U.S. company Rejuvenan llc (wellbeing services) until September 2017 and as chairman of UK company Ultrasis plc (healthcare software services company) until October 2014. Mr. Malone was previously a Member of Parliament in the U.K. from 1983 to 1997 and served as Minister of State for Health in the U.K. government from 1994 to 1997.	9 RICs consisting of 26 Portfolios	None.
Rahn K. Porter**** Year of Birth: 1954	Trustee since September 2016	Mr. Porter is the Principal at RPSS Enterprises (consulting and advisory) since 2019. He was the Chief Financial and Administrative Officer of The Colorado Health Foundation from 2013 to 2021. Mr. Porter was formerly the CFO of Telenet, Inc. and Nupremis, Inc. He also served as Treasurer of Qwest Communications, Inc. and MediaOne Group. Mr. Porter was previously a board member and audit chair for BlackRidge Financial Inc. and Community First Bancshares, Inc.	6 RICs consisting of 25 Portfolios	Director of Century Link Investment Management Company since 2006, Director of BlackRidge Financial Inc. from 2004 to 2019
Warren C. Smith**** Year of Birth: 1955	Trustee since December 2007	Mr. Smith has been a founding partner of MRB Partners Inc. (independent investment research and consultancy firm) since 2010. He has been a Director of Aberdeen Asia-Pacific Income Investment Company Limited (Canadian investment fund) since 1993.	1 RIC consisting of 18 Portfolios	None.
TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST (“INTERESTED TRUSTEES”)
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
James O’Connor****† Year of Birth: 1976	Trustee since June 2024	Currently, Head of the Americas at abrdn since 2022. Prior to his current role, he was Chief Operating Officer – Americas (2021-2022), Executive Director – Americas (2019-2021) and Managing US Counsel (2010-2019) at abrdn.	2 RICs consisting of 21 Portfolios	None.

*	Each Trustee holds office for an indefinite term until his successor is elected and qualified.
**	The abrdn Fund Complex consists of the Trust, which currently consists of 18 portfolios, abrdn Asia-Pacific Income Fund, Inc., abrdn Global Income Fund, Inc., abrdn Australia Equity Fund, Inc., abrdn Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., abrdn Japan Equity Fund, Inc., abrdn Income Credit Strategies Fund, abrdn Global Dynamic Dividend Fund, abrdn Global Premier Properties Fund, abrdn Total Dynamic Dividend Fund, abrdn Global Infrastructure Income Fund, abrdn National Municipal Income Fund, abrdn Healthcare Investors, abrdn Life Sciences Investors, abrdn Healthcare Opportunities Fund, abrdn World Healthcare Fund and abrdn ETFs (consisting of 3 Portfolios).
***	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
****	Each Trustee may be contacted by writing to the Trustee c/o abrdn Inc., 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, Attn: Megan Kennedy.
†	Mr. O’Connor is considered to be an “interested person” of the Trust as defined in the 1940 Act because of his affiliation with the Adviser.

Effective June 30, 2024, the following replaces the first paragraph in the section entitled “Additional Information about the Board of Trustees” starting on page 86 of the Funds’ SAI:

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustee possesses the requisite experience, qualifications, attributes and skills to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, Sub-advisers, other service providers, counsel and independent auditor; and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Funds. A Trustee’s ability to perform his duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a Trustee of the Trust and other funds/portfolios in the abrdn fund complex, other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences. In this regard, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee in addition to the information set forth in the table above: Ms. Ajmera, financial services, investment management and executive experience and board experience with investment management and fund companies; Mr. O’Connor, the perspective he brings as Head of the Americas of abrdn Inc., the parent company of the Funds’ Advisor, and the experience he has gained as a business executive and through various roles in the financial services industry; Mr. Malone, legal background and public service leadership experience, board experience with other public and private companies, and executive and business consulting experience; Mr. Porter, financial, accounting and executive experience with other companies and board experience with investment management and fund companies; and Mr. Smith, experience as managing editor and director of a financial publications firm.

Effective June 30, 2024, the following replaces the first paragraph in the section entitled “Board and Committee Structure” starting on page 87 of the Funds’ SAI:

The Board of Trustees is composed of four Independent Trustees and one Interested Trustee, James O’Connor. The Board has appointed Mr. Malone, an Independent Trustee, as Chairman. The Chairman presides at meetings of the Trustees, participates in the preparation of the agenda for meetings of the Board, and acts as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified herein, the designation of the Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

Effective June 30, 2024, the following replaces the table in the section entitled “Ownership of Shares of abrdn Funds” starting on page 89 of the Funds’ SAI:

INDEPENDENT TRUSTEES
Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
Radhika Ajmera	abrdn Emerging Markets Fund $10,001 - $50,000	$10,001 - $50,000
P. Gerald Malone	abrdn Emerging Markets Fund $1 - $10,000	$50,001 - $100,000
Rahn K. Porter	abrdn Emerging Markets Sustainable Leaders Fund $1-10,000 abrdn Emerging Markets Fund $10,001 - $50,000	$50,001 - $100,000
Warren C. Smith	abrdn Emerging Markets Fund $10,001 - $50,000	$10,001 - $50,000

INTERESTED TRUSTEE
Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
James O’Connor**	None	None

*	As of December 31, 2023, the Family of Investment Companies consisted of the Trust, which contained 19 portfolios and abrdn ETFs (consisting of 3 portfolios); however, each Trustee did not serve on the Board of every fund in such Family of Investment Companies. Ownership information is provided with respect to only those funds that each Trustee oversaw as of December 31, 2023
**	As of June 30, 2024.

Effective June 30, 2024, the following replaces the table in the section entitled “Compensation of Trustees” on page 89 of the Funds’ SAI:

INDEPENDENT TRUSTEES
Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Radhika Ajmera	$114,211	None	None	$336,421
P. Gerald Malone	$135,045	None	None	$613,816
Rahn K. Porter	$133,221	None	None	$191,096
Steven N. Rappaport(1)	$107,413	None	None	$182,926
Warren C. Smith	$120,721	None	None	$149,601

(1)       Mr. Rappaport retired from the Board effective September 8, 2023.

INTERESTED TRUSTEE
Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Stephen Bird**	None	None	None	None
James O’Connor***	None	None	None	None

*	As of October 31, 2023, the abrdn Fund Complex consisted of the Trust, which contained 19 portfolios, as well as abrdn Asia-Pacific Income Fund, Inc., abrdn Global Income Fund, Inc., abrdn Australia Equity Fund, Inc., abrdn Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., abrdn Japan Equity Fund, Inc., abrdn Income Credit Strategies Fund, abrdn Global Dynamic Dividend Fund, abrdn Global Premier Properties Fund, abrdn Total Dynamic Dividend Fund, abrdn Global Infrastructure Income Fund, abrdn National Municipal Income Fund, abrdn Healthcare Investors, abrdn Life Sciences Investors, abrdn Healthcare Opportunities Fund, abrdn World Healthcare Fund and abrdn ETFs (consisting of 3 portfolios).
**	Mr. Bird resigned from the Board effective June 30, 2024.
***	Mr. O’Connor joined the Board as a Trustee effective June 30, 2024.

Effective June 30, 2024, the following replaces the third paragraph in the section entitled “abrdn Inc.” starting on page 91 of the Funds’ SAI:

abrdn Inc., located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, is indirectly owned by abrdn plc.

Please retain this Supplement for future reference.

ABRDN FUNDS

abrdn EM SMA Completion Fund (the “Fund”)

Supplement dated August 2, 2024 to the Fund’s Statement of Additional Information (“SAI”) dated February 29, 2024, as supplemented to date

Mr. Stephen Bird, the former CEO of abrdn plc., has resigned as an interested Trustee from the Board of Trustees of abrdn Funds effective June 30, 2024. All references to Stephen Bird in the SAI are hereby deleted.

Effective June 30, 2024, the following replaces the table in the section entitled “BOARD OF TRUSTEES AND OFFICERS OF THE TRUST” starting on page 38 of the Funds’ SAI:

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST (“INDEPENDENT TRUSTEES”)
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
Radhika Ajmera**** Year of Birth: 1964	Trustee since February 2020	Ms. Ajmera was appointed Chair of abrdn Japan Equity Fund Inc in 2017, having served as a director since 2014. She has been an independent nonexecutive director of abrdn Asia-Pacific Income Fund VCC since 2015. She is also an independent non-executive director of abrdn Funds since 2020 and abrdn Global Income Fund Inc, abrdn Asia-Pacific Income Fund Inc and abrdn Australia Equity Fund Inc since 2021. She has over 20 years’ experience in fund management, predominantly in emerging markets. She has also held a number of UK closed end fund non-executive directorships. Ms. Ajmera is a graduate of the London School of Economics.	5 RICs consisting of 22 Portfolios	None.
P. Gerald Malone**** Year of Birth: 1950	Trustee since December 2007 Chairman of the Board	Mr. Malone is, by profession, a lawyer of over 40 years. Currently, he is a nonexecutive director of a number of U.S. companies, including Medality Medical (medical technology company) since 2018. He is also Chairman of many of the open and closed end funds in the Fund Complex. He previously served as a non-executive director of U.S. healthcare company Bionik Laboratories Corp. (2018 - July 2022), as Independent Chairman of UK companies Crescent OTC Ltd (pharmaceutical services) until February 2018; and fluidOil Ltd. (oil services) until June 2018; U.S. company Rejuvenan llc (wellbeing services) until September 2017 and as chairman of UK company Ultrasis plc (healthcare software services company) until October 2014. Mr. Malone was previously a Member of Parliament in the U.K. from 1983 to 1997 and served as Minister of State for Health in the U.K. government from 1994 to 1997.	9 RICs consisting of 26 Portfolios	None.
Rahn K. Porter**** Year of Birth: 1954	Trustee since September 2016	Mr. Porter is the Principal at RPSS Enterprises (consulting and advisory) since 2019. He was the Chief Financial and Administrative Officer of The Colorado Health Foundation from 2013 to 2021. Mr. Porter was formerly the CFO of Telenet, Inc. and Nupremis, Inc. He also served as Treasurer of Qwest Communications, Inc. and MediaOne Group. Mr. Porter was previously a board member and audit chair for BlackRidge Financial Inc. and Community First Bancshares, Inc.	6 RICs consisting of 25 Portfolios	Director of Century Link Investment Management Company since 2006, Director of BlackRidge Financial Inc. from 2004 to 2019
Warren C. Smith**** Year of Birth: 1955	Trustee since December 2007	Mr. Smith has been a founding partner of MRB Partners Inc. (independent investment research and consultancy firm) since 2010. He has been a Director of Aberdeen Asia-Pacific Income Investment Company Limited (Canadian investment fund) since 1993.	1 RIC consisting of 18 Portfolios	None.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST (“INTERESTED TRUSTEES”)
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
James O’Connor****† Year of Birth: 1976	Trustee since June 2024	Currently, Head of the Americas at abrdn since 2022. Prior to his current role, he was Chief Operating Officer – Americas (2021-2022), Executive Director – Americas (2019-2021) and Managing US Counsel (2010-2019) at abrdn.	2 RICs consisting of 21 Portfolios	None.

*	Each Trustee holds office for an indefinite term until his successor is elected and qualified.
**	The abrdn Fund Complex consists of the Trust, which currently consists of 18 portfolios, abrdn Asia-Pacific Income Fund, Inc., abrdn Global Income Fund, Inc., abrdn Australia Equity Fund, Inc., abrdn Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., abrdn Japan Equity Fund, Inc., abrdn Income Credit Strategies Fund, abrdn Global Dynamic Dividend Fund, abrdn Global Premier Properties Fund, abrdn Total Dynamic Dividend Fund, abrdn Global Infrastructure Income Fund, abrdn National Municipal Income Fund, abrdn Healthcare Investors, abrdn Life Sciences Investors, abrdn Healthcare Opportunities Fund, abrdn World Healthcare Fund and abrdn ETFs (consisting of 3 Portfolios).
***	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
****	Each Trustee may be contacted by writing to the Trustee c/o abrdn Inc., 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, Attn: Megan Kennedy.
†	Mr. O’Connor is considered to be an “interested person” of the Trust as defined in the 1940 Act because of his affiliation with the Adviser.

Effective June 30, 2024, the following replaces the first paragraph in the section entitled “Additional Information about the Board of Trustees” starting on page 42 of the Funds’ SAI:

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustee possesses the requisite experience, qualifications, attributes and skills to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, Sub-advisers, other service providers, counsel and independent auditor; and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Funds. A Trustee’s ability to perform his duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a Trustee of the Trust and other funds/portfolios in the abrdn fund complex, other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences. In this regard, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee in addition to the information set forth in the table above: Ms. Ajmera, financial services, investment management and executive experience and board experience with investment management and fund companies; Mr. O’Connor, the perspective he brings as Head of the Americas of abrdn Inc., the parent company of the Funds’ Advisor, and the experience he has gained as a business executive and through various roles in the financial services industry. Mr. Malone, legal background and public service leadership experience, board experience with other public and private companies, and executive and business consulting experience; Mr. Porter, financial, accounting and executive experience with other companies and board experience with investment management and fund companies; and Mr. Smith, experience as managing editor and director of a financial publications firm.

Effective June 30, 2024, the following replaces the first paragraph in the section entitled “Board and Committee Structure” starting on page 43 of the Funds’ SAI:

The Board of Trustees is composed of four Independent Trustees and one Interested Trustee, James O’Connor. The Board has appointed Mr. Malone, an Independent Trustee, as Chairman. The Chairman presides at meetings of the Trustees, participates in the preparation of the agenda for meetings of the Board, and acts as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified herein, the designation of the Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

Effective immediately, the following replaces the table in the section entitled “Ownership of Shares of abrdn Funds” starting on page 45 of the Funds’ SAI:

INDEPENDENT TRUSTEES
Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
Radhika Ajmera	None	$10,001 - $50,000
P. Gerald Malone	None	$50,001 - $100,000
Rahn K. Porter	None	$50,001 - $100,000
Warren C. Smith	None	$10,001 - $50,000
INTERESTED TRUSTEE
Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
James O’Connor**	None	None

*	As of December 31, 2023, the Family of Investment Companies consisted of the Trust, which contained 19 portfolios and abrdn ETFs (consisting of 3 portfolios); however, each Trustee did not serve on the Board of every fund in such Family of Investment Companies. Ownership information is provided with respect to only those funds that each Trustee oversaw as of December 31, 2023
**	As of June 30, 2024.

Effective June 30, 2024, the following replaces the table in the section entitled “Compensation of Trustees” on page 45 of the Funds’ SAI:

INDEPENDENT TRUSTEES
Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Radhika Ajmera	$114,211	None	None	$336,421
P. Gerald Malone	$135,045	None	None	$613,816
Rahn K. Porter	$133,221	None	None	$191,096
Steven N. Rappaport(1)	$107,413	None	None	$182,926
Warren C. Smith	$120,721	None	None	$149,601

(1)       Mr. Rappaport retired from the Board effective September 8, 2023.

INTERESTED TRUSTEE
Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Stephen Bird**	None	None	None	None
James O’Connor***	None	None	None	None

*	As of October 31, 2023, the abrdn Fund Complex consisted of the Trust, which contained 19 portfolios, as well as abrdn Asia-Pacific Income Fund, Inc., abrdn Global Income Fund, Inc., abrdn Australia Equity Fund, Inc., abrdn Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., abrdn Japan Equity Fund, Inc., abrdn Income Credit Strategies Fund, abrdn Global Dynamic Dividend Fund, abrdn Global Premier Properties Fund, abrdn Total Dynamic Dividend Fund, abrdn Global Infrastructure Income Fund, abrdn National Municipal Income Fund, abrdn Healthcare Investors, abrdn Life Sciences Investors, abrdn Healthcare Opportunities Fund, abrdn World Healthcare Fund and abrdn ETFs (consisting of 3 portfolios).
**	Mr. Bird resigned from the Board effective June 30, 2024.
***	Mr. O’Connor joined the Board as a Trustee effective June 30, 2024.

Effective June 30, 2024, the following replaces the third paragraph in the section entitled “abrdn Inc.” starting on page 47 of the Funds’ SAI:

abrdn Inc., located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, is indirectly owned by abrdn plc.

Please retain this Supplement for future reference.